Other Long-term Assets - Summary of Other Long-Term Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Non Current Assets [Abstract]
Restricted cash (note 7)		$ 169
Long-term deposits	$ 137	143
Tax credits receivable	1,216	858
Other non-current assets	$ 1,353	$ 1,170